Commitments and Contingencies - Maturity (Details)	Dec. 31, 2024 USD ($)
Future contractual obligations
2025	$ 162,250
2026	46,000
2027	46,000
2028	46,000
2029	46,000
Total	346,250
Research and Development Arrangement
Future contractual obligations
2025	46,000
2026	46,000
2027	46,000
2028	46,000
2029	46,000
Total	230,000
Lease Agreements
Future contractual obligations
2025	116,250
Total	$ 116,250